Business combinations, acquisitions, non-controlling interest and spin-off	12 Months Ended
Dec. 31, 2024
Business combinations, acquisitions, non-controlling interest and spin-off [Abstract]
Business combinations, acquisitions, non-controlling interest and spin-off
Note 12. Business combinations, acquisitions, non-controlling interest and spin-off

a) The following is a description of the major acquisitions of investments in associates and subsidiaries during the years ended December 31, 2022, 2023 and 2024:

Acquisitions 2022

(i) On April 20, 2022, after receiving the necessary approvals from local regulators, the Company reported that its Brazilian subsidiary Claro S.A. completed the previously announced acquisition of 32% of Grupo Oi’s mobile business in Brazil, through the acquisition of 100% of the shares of Jonava, it in accordance with the purchase agreement entered into between Grupo Oi as seller and Claro S.A. (as one of several buyers).

The final purchase price for the aforementioned acquisition was Ps. 14,232,166, net of cash acquired, of which an amount of Ps. 1,315,180 was withheld for price adjustment purposes and other conditions, in accordance with the purchase agreement. Additionally, Ps. 781,217 have been paid for transition services, which are provided by Grupo Oi to Claro S.A. during the following twelve months after the date of the transaction.

For Purchase Price Allocation, the Company determined the fair value of identifiable assets and liabilities based on fair values. Purchase accounting is complete as of the date of consolidated financial statements and the value of assets acquired and liabilities assumed are as follows:

	2022 Figures at acquisition date

Current assets	Ps.	2,815,999
Other non-current assets		3,323
Intangible assets (excluding goodwill)		2,836,537
Property, plant and equipment		1,356,916
Right-of-use		4,247,397
Total acquired assets		11,260,172
Accounts payable		(10,848,303)
Other liabilities		(369,141)
Total assumed liabilities		(11,217,444)
Fair value of acquired assets and assumed liabilities – net of cash acquired		42,728
Acquisition price		14,232,166

Goodwill	Ps.	14,189,438

On October 4, 2023, the Company reached an agreement on the value of the disputed purchase price, for which the amount of Ps.658,048 was paid to the seller, corresponding to 50% of the originally retained amount of Ps. 1,315,180 (subject to procedural incidence), plus interest and monetary correction of Ps. 155,681. Due to the aforementioned, all pending issues and disputes between the seller and the Company, together with the other buyers, related to the determination of the acquisition price were concluded.

(ii)  During 2022, the Company has acquired through its subsidiaries other entities for which it has paid Ps. 670,051, net of cash acquired.

(iii) The Company acquired an additional non-controlling interests in its entities for an amount of Ps. 39,596.

Acquisitions 2023

(i) On July 24, 2023, the Company acquired, through its subsidiary América Móvil, B.V., shares corresponding to 5.55% of the voting rights in Telekom Austria AG from a private investor. Subsequently, on November 29, 2023, through a series of open market transactions, América Móvil, B.V. acquired an additional 1.85% of the voting rights, for an overall ownership in Telekom Austria AG of 58.4% of its total outstanding shares. The disbursements paid in both transactions amounts to Ps. 6,214,643.

(ii) The Company acquired an additional non-controlling interests in its entities for an amount of Ps. 49,302.

Acquisitions 2024

(i) On October 3, 2024, the Company received approval from the National Economic Prosecutor’s Office of the Republic of Chile (Fiscalía Nacional Económica) to take control of Claro Chile, SpA, which until that date was a 50:50 joint venture with Liberty Latin America (LLA). The Company converted all of Claro Chile, SpA’s outstanding convertible notes into equity, obtaining a controlling interest of 91.62%, thereby consolidating Claro Chile, SpA in its operations as from October 31, 2024.

Consequently, LLA maintained an 8.38% equity interest as of that date. The shareholders’ agreement entered into between AMX and LLA reflects a governance structure and terms consistent with such equity interests in Claro Chile, SpA, as well as a Call/Put option for AMX to acquire LLA’s remaining equity interest for an aggregate consideration of US$16 million.

For Purchase Price Allocation, the Company determined the fair value of identifiable assets and liabilities based on fair values. Purchase accounting is substantially complete as of the date of the consolidated financial statements. However, in accordance with IFRS 3, the company remains within the 12-month measurement period to identify relevant facts and circumstances as of the acquisition date. The net assets acquired are as follows:

	Fair value at acquisition date

Cash and cash equivalents	Ps.	673,137
Other current assets		11,390,425
Other non-current assets		6,103,423
Intangible assets (excluding goodwill)		763,101
Property, plant and equipment, net		33,746,148
Right-of-use assets		5,493,785
Total acquired assets		58,170,019
Debt		(16,307,610)
Liability related to right of use assets		(5,266,872)
Accounts payable		(11,606,265)
Other liabilities		(3,203,117)
Total assumed liabilities		(36,383,864)
Total identifiable net assets at fair value		21,786,155
Goodwill arising on acquisition		4,735,752

Total fair value at the acquisition date	Ps.	26,521,907
Consideration transferred
Fair value of the joint venture prior to the acquisition		6,721,525
Fair value of convertible notes		5,594,492
Pre-existing relationship		13,928,078
Anticipated acquisition non-controlling interest		277,812

Fair value of the consideration transferred	Ps.	26,521,907

In accordance with IFRS 3, the acquisition of Claro Chile, SpA was classified as an acquisition in stages. The Company recognized a net loss of Ps. 781,355 in the results of the year, as well as a gain of Ps. 4,674,598 derived from the recycling of the fair value valuation of the previously existing relationship.

(ii) During 2024, the Company has acquired through its subsidiaries other entities for which it has paid Ps. 179,423, net of cash acquired.

(iii) During 2024, through a series of open market transactions, América Móvil, B.V. acquired an additional 2.22% of the voting rights, for an overall ownership in Telekom Austria AG of 60.6% of its total outstanding shares. The disbursements paid in both transactions amounts to Ps. 2,306,271.

(iv) The Company acquired an additional non-controlling interests in its entities for an amount of Ps. 3,813.

b) Joint venture

(i) Constitution

On October 6, 2022, LLA and the Company announced that they completed the transaction to combine their operations in Chile (VTR and Claro Chile, respectively) in order to create a 50:50 joint venture known as Claro Chile, SpA.

On the date of the joint venture’s formation, the Company recognized a loss of Ps. 1,138,859, and recycled a loss of Ps. 8,252,250 from cumulative translation adjustment to net profit. The effect of the transaction was classified as discontinued operations in the consolidated financial statements on October 6, 2022. See Note 2Ac.

As of to December 31, 2023 and 2022, the Company recognized a loss in the application of the equity method in the amount of Ps. 5,374,969 and Ps. 1,924,040, respectively.

In September 2023, the Company identified impairment indicators and assesses that there was objective evidence that its joint venture is impaired, hence, an amount of Ps. 4,677,782 was recorded, as the difference between the recoverable amount of the JV and its carrying value, and it is recognized in the “valuation of derivatives, interest cost from labor obligations and other financial items”, in the consolidated statements of comprehensive income.

(ii) Transaction Agreement between the Company and LLA

On December 26, 2023, the Company entered into a transaction agreement (the “Agreement”) with LLA, Claro Chile, SpA, and certain affiliates of the Company and LLA.  Pursuant to the transaction agreement, the Company and LLA agreed to, collectively in proportion to their respective shareholding percentage interest or individually, provide additional capital required by Claro Chile, SpA during the calendar year 2023 and through June 30, 2024 in an aggregate amount not to exceed CLP$972.4 billion (Ps. 18,728,611). This commitment seeks to support the execution of the business plan of Claro Chile, SpA, and CLP$289.3 billion of the commitment aims to permit the refinancing of certain bank debt guaranteed by the Company and existing at the formation of Claro Chile, SpA. Furthermore, the Agreement provides the Company and LLA with an exercisable catch-up right on or before August 1, 2024 to cure any failure to fund the Company’s or LLA’s respective portions of the Commitment in order to maintain Claro Chile, SpA as a 50:50 joint venture.

As of December 31, 2023, the Company has purchased convertible notes from Claro Chile, SpA with an aggregate principal amount of CLP$742.1 billion (including the amounts used for the refinancing of bank debt) convertible into shares of Claro Chile, SpA. Subject to the terms of the Agreement, upon the conversion of such convertible notes and any additional convertible notes the Company may purchase prior to August 1, 2024, Claro Chile, SpA may cease to be a 50:50 joint venture if LLA does not exercise its catch-up right under the Agreement. As of the date of the consolidated financial statements, LLA has not performed any financing as per Agreement. Additionally, the Company recorded an impairment related to these operations totaling Ps. 12,184,562 and Ps. 4,594,792 on December 31, 2023 and 2024, respectively. This amount is presented in Note 22 to the accompanying consolidated financial statements.

c) Consolidated subsidiaries with non-controlling interests

The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2023 and 2024 of Telekom Austria’s consolidated financial statements.

The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.

Selected financial data from the consolidated statements of financial position

	December 31,
	2023		2024
Assets:
Current assets	Ps.	27,224,829	Ps.	37,066,173
Non-current assets		132,242,415		146,445,867

Total assets	Ps.	159,467,244	Ps.	183,512,040

Liabilities and equity:

Current liabilities	Ps.	34,406,225	Ps.	39,655,029
Non-current liabilities		56,285,251		59,851,427

Total liabilities		90,691,476		99,506,456
Equity attributable to equity holders of the parent		40,127,194		42,713,480
Non-controlling interest		28,648,574		41,292,104

Total equity	Ps.	68,775,768	Ps.	84,005,584

Total liabilities and equity	Ps.	159,467,244	Ps.	183,512,040

Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2022		2023		2024
Operating revenues	Ps.	105,956,057	Ps.	100,762,884	Ps.	107,519,342
Operating costs and expenses		89,800,536		85,320,071		92,510,372

Operating income	Ps.	16,155,521	Ps.	15,442,813	Ps.	15,008,970

Net income	Ps.	11,795,662	Ps.	10,929,263	Ps.	11,027,066

Total comprehensive income	Ps.	6,127,362	Ps.	3,621,780	Ps.	12,426,457

Net income attributable to:
Equity holders of the parent	Ps.	6,000,942	Ps.	6,380,385	Ps.	6,682,402
Non-controlling interest		5,794,720		4,548,878		4,344,664

	Ps.	11,795,662	Ps.	10,929,263	Ps.	11,027,066

Comprehensive income attributable to:
Equity holders of the parent	Ps.	3,124,955	Ps.	2,114,356	Ps.	7,530,433
Non-controlling interest		3,002,407		1,507,424		4,896,024

	Ps.	6,127,362	Ps.	3,621,780	Ps.	12,426,457

On September 2023 Telekom Austria was spun-off transferring all site operations to EuroTeleSites AG. The Company has control over EuroTeleSites AG, which has a material non-controlling interest. As of December 31, 2023 and 2024, EuroTeleSites AG has a consolidated net total assets of Ps. 4,365,235 and Ps. 7,198,455, respectively, a consolidated net income for the year of Ps. 126,103 and Ps. 589,135, respectively, and a net income for non-controlling interest of Ps. 52,485 and Ps. 253,328, respectively.

d) Spin-off of telecommunication towers to Sitios Latam

On August 8, 2022, the Company announced that it met the conditions and completed the necessary steps to spin-off its telecommunications towers and other related passive infrastructure in Latin America outside of Mexico, other than Colombia and the Company’s telecommunications towers existing in Peru prior to the spin-off, and contribute to Sitios Latam a portion of the Company’s capital stock, assets and liabilities, mainly consisting of the shares of the Company’s subsidiaries holding telecommunications towers and other associated infrastructure in Latin America outside of Mexico, other than Colombia and the Company’s telecommunications towers existing in Peru prior to the spin-off. The CNBV authorized the registration of the shares of Sitios Latam, which allowed it to complete its listing process as a public company on September 29, 2022.

As of the spin-off effective date, the assets and liabilities of Sitios Latam no longer appear in the consolidated statement of financial position of the Company. The Company transferred assets of Ps. 102,609,435 mainly in property, plant and equipment, right of use and other assets and accounts receivable, Ps. 100,026,548 in debt, lease debt and other net liabilities, which resulted in net assets of Ps. 2,582,887.

The Company, through its subsidiaries, is party to lease agreements with Sitios Latam (its related party) for the use of the space on the towers. The typical term of our site agreements is either five or 10 years, which is a mandatory minimum, except when the underlying floor lease expires in less than the five- or 10-year term, as applicable, in which case the site agreement may expire simultaneously with the floor lease. In most cases, the site agreement is renewable at the customer’s request.

Non-cash transactions related to the spin-off amounted to Ps. 1,376,353 for the year ended December 31, 2022.

e) Spin-off of telecommunication towers to EuroTeleSites

On February 6, 2023, the Company entered into a definitive agreement with OBAG, pursuant to which, the Company and OBAG agreed to, among other things, formally execute the spin-off of the mobile towers in most of the countries in which Telekom Austria AG operates, including Austria.

On August 1, 2023, the tower spin-off was approved by the shareholders of Telekom Austria AG in an extraordinary shareholders’ meeting. On September 22, 2023, Telekom Austria completed the spin-off of its telecommunications towers and other related passive infrastructure in Austria, Bulgaria, Croatia, North Macedonia, Serbia and Slovenia, and revalued its telecommunication towers through an appraisal, hence, the spun-off tower company, EuroTeleSites AG, recognized a revaluation surplus for that assets as the aforementioned date.

As a consequence of the foregoing, the Company recognized the complement for revaluation surplus figure in the consolidated financial statements as disclosed in Note 10.

In addition, Telekom Austria AG listed the shares of EuroTeleSites AG, on the Vienna Stock Exchange. The Telekom Austria AG shareholders received one EuroTeleSites AG share for every four Telekom Austria AG shares they owned. Both of Telekom Austria and EuroTeleSites AG are indirect subsidiaries of the Company over which the Company retains a controlling interest.

As part of the spin-off, Telekom Austria AG transferred to EuroTelesites AG assets of Ps. 36,599 million (1,953 million euros) mainly in property, plant and equipment, right of use and other assets and accounts receivable, Ps. 47,675 million (2,543 million euros) in debt, lease debt and other net liabilities, which resulted in net assets’ deficit of Ps. 11,076 million (591 million euros).